STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 6 – STOCK OPTIONS

The following table presents the Company’s stock option activity for employees and directors of the Company for the nine months ended September 30, 2024:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2023	27,518	23.69
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2024	27,518	23.69
Number of options exercisable at September 30, 2024	27,518	23.69

The aggregate intrinsic value of the awards outstanding as of September 30, 2024 was $0. These amounts represent the total intrinsic value, based on the Company’s stock price of $0.25 as of September 30, 2024, less the weighted exercise price. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

Costs incurred in respect of stock-options compensation for employees and directors, for the nine months ended September 30, 2024 and 2023 were $0 and $18,164, respectively and $0 and $3,917, for the three months ended September 30, 2024 and 2023, respectively.

NOTE 11 – STOCK OPTIONS

On October 18, 2018, the Company adopted the 2018 Share Incentive Plan (the “2018 Equity Incentive Plan”), pursuant to which the Company’s Board of Directors is authorized to grant options to purchase an aggregate of 27,211 shares of common stock of the Company. The purpose of the 2018 Equity Incentive Plan is to offer attract and retain the best available personnel, provide incentive to individuals who perform services for the Company and promote the success of the Company’s business.

On July 1, 2020, the Board approved an increase to the share option pool under the 2018 Equity Incentive Plan by 14,210 shares of common stock, such that after the increase the total number of shares of common stock issuable under the Plan is 41,421 shares of common stock.

On August 29, 2022, the Company adopted the 2022 Share Incentive Plan (the “2022 Share Incentive Plan”), pursuant to which the Company’s board of directors is authorized to grant options to purchase up to 142,858 shares of common stock. The purpose of the 2022 Share Incentive Plan is (1) to afford an incentive to service providers of the Company or any affiliate of the Company, which now exists or is hereafter is organized or acquired by the Company or its affiliates, to continue as service providers, (2) to increase their efforts on behalf of the Company or its affiliates and (3) to promote the success of the Company’s business, by providing such service providers with opportunities to acquire a proprietary interest in the Company through the issuance of shares or restricted shares of common stock, and by the grant of options to purchase shares, restricted share units and other share-based awards.

On July 31, 2023, the board of directors approved and on October 2, 2023, the Company’s stockholders approved an amendment to the Company’s 2022 Share Incentive Plan to increase the number of shares of common stock authorized for issuance under the 2022 Share Incentive Plan by an additional 928,572 shares of common stock.

On December 20, 2023, the board of directors of the Company approved the issuance of an equity grant to executive officers, directors and consultants under the 2022 Share Incentive Plan of aggregate of 286,784 shares of common stock. See note10(24) above).

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2023 and 2022:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	27,518	23.69
Granted	6,015	8.75
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at January 1, 2023	33,533	21.00
Granted	-	-
Exercised	-	-
Forfeited	(6,015)	8.75
Expired	-	-
Outstanding at December 31, 2023	27,518	23.69
Number of options exercisable at December 31, 2023	27,518	23.69

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)

NOTE 11 – STOCK OPTIONS (continue)

The aggregate intrinsic value of the awards outstanding as of December 31, 2023 and 2022 is $0. These amounts represent the total intrinsic value, based on the Company’s stock price of $2.00 and $5.28 as of December 31, 2023 and 2022, respectively, less the weighted exercise price. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

The fair value of options granted during 2022 was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

2022
Dividend yield	0
Expected volatility (%) (*)	55.37-64.89%
Risk-free interest rate (%) (**)	3.46-3.48%
Expected term of options (years) (***)	5.31-6.31
Exercise price (US dollars)	7-10.5
Share price (US dollars)	20.09
Fair value (US dollars)	2.1-2.2

(*)	Due to the low trading volume of the Company’s common stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).

(**)	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.

(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.

The total fair value estimation of the non-cash compensation of the 2022 grant was approximately $90,665. On March 29, 2023, the board approved an amendment to a consulting agreement pursuant to which the consultant will receive 7,143 restricted shares of common stock under the Company’s 2022 Share Incentive Plan instead of options to purchase 6,015 shares of common stock. Expenses incurred in respect of stock-based compensation for employees and directors, for the year ended December 31, 2023 and 2022 were $23,700 and $84,171, respectively. The Group did not recognize an income tax benefit related to stock-based compensation as it is not recognized for tax purposes in Israel and a full valuation allowance was recorded as it relates to the deferred tax asset of the Company.

As of December 31, 2023, there are 12,955 options available for future grants under the 2018 Equity Incentive Plan and 641,788 options available for future grants under the 2022 Share Incentive Plan

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)